Boston Partners Long/Short Research Fund
Schedule of Investments
May 31, 2025 (Unaudited)

COMMON STOCKS - 97.4%		Shares	Value
Communication Services - 4.0%
Alphabet, Inc. - Class A (a)		36,343	$6,241,547
Deutsche Telekom AG		56,466	2,138,275
Informa PLC		304,894	3,232,815
Liberty Broadband Corp. - Class C (b)		29,629	2,779,200
Omnicom Group, Inc.		28,484	2,091,865
T-Mobile US, Inc. (a)		6,958	1,685,228
Walt Disney Co., (The)		23,258	2,629,084
			20,798,014

Consumer Discretionary - 8.8%
Abercrombie & Fitch Co. - Class A (b)		11,114	872,338
Aptiv PLC (b)		32,852	2,194,842
AutoNation, Inc. (b)		10,586	1,946,236
AutoZone, Inc. (b)		741	2,766,183
Best Buy Co., Inc.		14,877	986,048
Booking Holdings, Inc.		984	5,430,627
Boyd Gaming Corp.		39,232	2,941,223
Churchill Downs, Inc.		11,767	1,123,395
Darden Restaurants, Inc.		5,848	1,252,700
eBay, Inc.		17,600	1,287,792
Flutter Entertainment PLC (b)		16,231	4,109,073
Frontdoor, Inc. (a)(b)		109,738	6,036,687
Home Depot, Inc., (The)		3,952	1,455,482
LCI Industries		16,073	1,400,601
Lennar Corp. - Class A		21,364	2,266,293
LKQ Corp. (a)		13,005	526,312
Restaurant Brands International, Inc.		13,172	940,613
RH (b)		4,653	842,705
Ross Stores, Inc.		14,154	1,982,834
TJX Cos., Inc. (a)		20,286	2,574,293
Wyndham Hotels & Resorts, Inc.		32,752	2,711,211
			45,647,488

Consumer Staples - 6.8%
BJ's Wholesale Club Holdings, Inc. (b)		27,553	3,119,275
Coca-Cola Co., (The)		46,787	3,373,343
Coca-Cola Consolidated, Inc.		16,700	1,914,655
Coca-Cola Europacific Partners PLC		14,156	1,299,379
Kenvue, Inc.		68,221	1,628,435
Kerry Group PLC - Class A		8,391	917,257
Lamb Weston Holdings, Inc.		17,648	984,405
Maplebear, Inc. (b)		33,277	1,519,761
Nomad Foods Ltd.		75,677	1,324,347
Philip Morris International, Inc.		20,717	3,741,283
Primo Brands Corp.		75,024	2,481,044
Simply Good Foods Co. (a)(b)		27,519	949,681
Sysco Corp.		45,435	3,316,755
Toyo Suisan Kaisha Ltd.		16,210	1,075,448
US Foods Holding Corp. (a)(b)		63,006	4,985,035
Walmart, Inc.		30,609	3,021,720
			35,651,823

Energy - 2.6%
BP PLC - ADR		20,316	591,196
Energy Transfer LP		187,032	3,269,320
Enterprise Products Partners LP (a)		102,356	3,154,612
Hess Corp.		8,385	1,108,413
Marathon Petroleum Corp. (a)		9,504	1,527,673
ONEOK, Inc.		9,224	745,668
Range Resources Corp.		37,909	1,442,058
South Bow Corp.		60,082	1,562,132
			13,401,072

Financials - 20.4%
AIB Group PLC		110,119	868,807
Allstate Corp.		12,599	2,644,152
American Express Co.		5,627	1,654,619
Ameriprise Financial, Inc. (a)		6,295	3,205,666
Aon PLC - Class A		11,269	4,192,970
Apollo Global Management, Inc.		11,043	1,443,210
Arthur J Gallagher & Co.		7,752	2,693,355
Bank of America Corp. (a)		119,428	5,270,358
Beazley PLC		199,133	2,537,568
Berkshire Hathaway, Inc. - Class B (a)(b)		4,470	2,252,701
Blue Owl Capital, Inc. - Class A		60,366	1,127,637
BNP Paribas SA		7,245	634,476
Capital One Financial Corp.		5,956	1,126,577
Charles Schwab Corp.		19,761	1,745,687
Chubb Ltd.		11,399	3,387,783
Corpay, Inc. (b)		10,521	3,420,482
Danske Bank AS		20,564	788,006
East West Bancorp, Inc. (a)		20,133	1,836,130
Equitable Holdings, Inc.		15,116	799,183
Evercore, Inc. - Class A		5,895	1,364,634
Everest Group Ltd.		7,521	2,611,216
Fidelity National Information Services, Inc.		43,542	3,466,379
Fifth Third Bancorp (a)		33,578	1,282,344
First American Financial Corp.		16,026	894,411
Fiserv, Inc. (b)		8,603	1,400,482
Goldman Sachs Group, Inc. (a)		1,505	903,677
Hiscox Ltd.		129,728	2,209,470
Huntington Bancshares, Inc. (a)		123,131	1,924,538
ING Groep NV		80,168	1,702,937
Intercontinental Exchange, Inc.		7,114	1,279,097
JPMorgan Chase & Co. (a)		26,941	7,112,424
Lancashire Holdings Ltd.		146,637	1,195,303
LPL Financial Holdings, Inc.		10,964	4,244,822
M&T Bank Corp.		9,709	1,773,252
Markel Group, Inc. (a)(b)		1,633	3,170,796
Morgan Stanley		9,380	1,200,921
NatWest Group PLC		233,613	1,658,846
Nordea Bank Abp		115,635	1,674,596
Progressive Corp.		8,373	2,385,719
Renaissance Holdings Ltd.		11,327	2,825,180
Shift4 Payments, Inc. - Class A (b)		20,798	1,971,442
SLM Corp. (a)		27,323	884,445
Sumitomo Mitsui Financial Group, Inc.		23,300	598,599
Synchrony Financial (a)		11,606	669,086
Travelers Cos., Inc.		6,145	1,694,176
United Overseas Bank Ltd.		21,100	579,612
Visa, Inc. - Class A		5,156	1,882,920
Voya Financial, Inc.		7,236	481,339
W R Berkley Corp. (a)		17,014	1,270,776
Wells Fargo & Co. (a)		89,213	6,671,348
White Mountains Insurance Group Ltd.		1,047	1,868,686
			106,482,840

Health Care - 10.8%
Abbott Laboratories (a)		15,327	2,047,381
AbbVie, Inc. (a)		30,529	5,681,752
Amgen, Inc.		15,291	4,406,560
AstraZeneca PLC		16,804	2,461,510
Bristol-Myers Squibb Co.		67,991	3,282,605
Cencora, Inc.		5,891	1,715,695
Centene Corp. (a)(b)		33,372	1,883,516
Cigna Group (a)		1,532	485,092
DaVita, Inc. (b)		13,766	1,875,755
Elevance Health, Inc. (a)		1,670	641,013
HCA Healthcare, Inc.		9,192	3,505,737
Humana, Inc.		1,886	439,683
ICON PLC (b)		3,886	506,268
Ipsen SA		5,010	589,876
Johnson & Johnson		13,586	2,108,683
McKesson Corp.		3,056	2,198,823
Medtronic PLC		38,524	3,196,722
Merck & Co., Inc.		2,445	187,874
Molina Healthcare, Inc. (a)(b)		4,742	1,446,500
Novartis AG - ADR		17,570	2,033,903
Pfizer, Inc.		3,288	77,235
Quest Diagnostics, Inc.		9,676	1,677,238
Sandoz Group AG		28,793	1,464,808
Sanofi SA		5,904	584,736
Stryker Corp.		1,334	510,442
Tenet Healthcare Corp. (b)		18,628	3,143,848
UCB SA		13,299	2,419,343
UnitedHealth Group, Inc.		13,904	4,197,757
Universal Health Services, Inc. - Class B		3,678	700,107
Zimmer Biomet Holdings, Inc.		6,149	566,753
			56,037,215

Industrials - 18.2%
3M Co.		16,752	2,485,159
Acuity, Inc.		6,684	1,737,105
AECOM Technology Corp.		28,425	3,122,486
Airbus Group SE		16,994	3,125,608
Allegion PLC		17,960	2,562,892
Amentum Holdings, Inc. (b)		1,834	37,889
AMETEK, Inc. (a)		8,553	1,528,763
ANDRITZ AG		14,222	984,004
Brink's Co.		36,174	2,968,438
Builders FirstSource, Inc. (b)		24,084	2,593,365
Canadian Pacific Kansas City Ltd.		25,343	2,069,256
CH Robinson Worldwide, Inc.		22,429	2,152,511
Curtiss-Wright Corp.		3,728	1,640,730
Delta Air Lines, Inc.		19,887	962,332
Eiffage SA		7,758	1,067,078
Emerson Electric Co.		7,354	877,920
Equifax, Inc.		11,829	3,125,103
Expeditors International of Washington, Inc.		16,892	1,904,235
Ferguson Enterprises, Inc.		7,649	1,394,719
Fortive Corp. (a)		12,552	881,025
Honeywell International, Inc.		10,568	2,395,449
Howmet Aerospace, Inc. (a)		16,845	2,861,797
Huron Consulting Group, Inc. (b)		17,704	2,528,662
IMI PLC		67,588	1,813,148
Jacobs Solutions, Inc.		30,146	3,807,440
KBR, Inc.		92,189	4,811,344
L3Harris Technologies, Inc.		16,561	4,046,515
Leidos Holdings, Inc. (a)		10,066	1,495,002
Masco Corp. (a)		39,710	2,478,698
Masterbrand, Inc. (a)(b)		197,874	2,018,315
Matson, Inc.		10,982	1,239,319
Nordson Corp.		11,364	2,409,054
Norfolk Southern Corp.		10,205	2,521,860
Parker-Hannifin Corp. (a)		1,634	1,086,120
Resideo Technologies, Inc. (a)(b)		168,472	3,487,370
Rexel SA		57,785	1,623,097
Siemens AG		4,340	1,043,869
SS&C Technologies Holdings, Inc. (a)		33,315	2,692,185
Textron, Inc.		24,891	1,842,681
Uber Technologies, Inc. (b)		46,950	3,951,312
UFP Industries, Inc.		14,686	1,432,766
United Airlines Holdings, Inc. (b)		16,275	1,292,967
Upwork, Inc. (a)(b)		216,747	3,357,411
Westinghouse Air Brake Technologies Corp.		6,624	1,340,168
			94,797,167

Information Technology - 9.2%
Adeia, Inc. (a)		274,111	3,519,585
Applied Materials, Inc.		7,635	1,196,786
Arrow Electronics, Inc. (a)(b)		9,237	1,093,476
Broadcom, Inc.		16,672	4,035,791
Capgemini SE		7,673	1,274,200
CDW Corp.		5,657	1,020,296
Celestica, Inc. (b)		17,147	1,978,421
Check Point Software Technologies Ltd. (b)		8,153	1,866,059
Dell Technologies, Inc. - Class C		12,434	1,383,531
Flex Ltd. (a)(b)		92,339	3,905,940
Gen Digital, Inc. (a)		101,367	2,886,932
InterDigital, Inc.		11,269	2,448,303
Jabil, Inc. (a)		9,597	1,612,392
Keysight Technologies, Inc. (b)		12,653	1,987,027
Lam Research Corp.		22,234	1,796,285
Microchip Technology, Inc. (a)		30,396	1,764,184
Micron Technology, Inc.		9,276	876,211
NetApp, Inc.		18,493	1,833,766
Nice Ltd. - ADR (b)		14,271	2,367,987
NXP Semiconductors NV		6,566	1,254,959
Oracle Corp. (a)		13,562	2,244,918
Samsung Electronics Co., Ltd.		46,424	1,883,779
Trimble, Inc. (b)		29,662	2,114,011
Zebra Technologies Corp. - Class A (b)		5,527	1,601,559
			47,946,398

Materials - 5.1%
CRH PLC		44,223	4,031,369
DuPont de Nemours, Inc. (a)		29,122	1,945,349
Endeavour Mining PLC		157,850	4,838,962
Hudbay Minerals, Inc. (a)		113,363	1,011,198
Kinross Gold Corp.		200,054	2,950,796
Methanex Corp.		77,701	2,536,161
Mosaic Co. (a)		108,837	3,933,369
Reliance, Inc.		4,841	1,417,542
Sandstorm Gold Ltd.		121,395	1,071,223
Smurfit WestRock PLC		13,003	563,420
Vale SA - ADR (a)		131,845	1,203,745
Wheaton Precious Metals Corp.		12,992	1,127,056
			26,630,190

Real Estate - 3.2%
American Homes 4 Rent - Class A		31,057	1,175,507
Americold Realty Trust, Inc. (a)		101,876	1,688,085
BXP, Inc.		27,360	1,842,149
Essex Property Trust, Inc.		4,462	1,266,762
Extra Space Storage, Inc.		10,672	1,613,073
Kimco Realty Corp.		90,115	1,915,845
Lamar Advertising Co. - Class A (a)		9,384	1,131,147
Regency Centers Corp. (a)		20,137	1,452,885
VICI Properties, Inc. (a)		83,643	2,652,320
Weyerhaeuser Co.		72,229	1,871,453
			16,609,226

Utilities - 8.3%
American Electric Power Co., Inc.		22,091	2,286,197
CenterPoint Energy, Inc. (a)		85,936	3,200,257
Enel SpA		308,788	2,838,376
Entergy Corp.		34,323	2,858,419
FirstEnergy Corp. (a)		71,352	2,992,503
Italgas SpA		325,150	2,675,016
NextEra Energy, Inc.		37,642	2,659,031
NiSource, Inc. (a)		75,191	2,973,052
NRG Energy, Inc.		24,125	3,761,087
OGE Energy Corp.		85,244	3,790,801
PPL Corp. (a)		91,592	3,182,822
Southern Co.		32,265	2,903,850
SSE PLC		92,234	2,195,721
Talen Energy Corp. (b)		12,425	3,031,079
Vistra Energy Corp.		12,789	2,053,530
			43,401,741
TOTAL COMMON STOCKS (Cost $369,931,731)			507,403,174

WARRANTS - 0.0%(c)		Contracts	Value
Andrada Mining Ltd., Expires 07/17/2025, Exercise Price $0.10 (b)(d)		1,400,000	0
TOTAL WARRANTS (Cost $18,309)			0

CONVERTIBLE NOTES - 0.1%		Par	Value
Andrada Mining Ltd., 12.00%, 07/31/2026 (d)	GBP	700,000	896,362
TOTAL CONVERTIBLE NOTES (Cost $915,464)			896,362

TOTAL INVESTMENTS - 97.5% (Cost $370,865,504)			508,299,536
Other Assets in Excess of Liabilities - 2.5%			12,795,532
TOTAL NET ASSETS - 100.0%			$521,095,068

Percentages are stated as a percent of net assets.

Par amount is in USD unless otherwise indicated.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

ADR - American Depositary Receipt
LP - Limited Partnership
PLC - Public Limited Company

GBP - British Pound

(a)	All or a portion of security has been pledged as collateral for securities sold short. The fair value of assets committed as collateral as of May 31, 2025 is $131,928,702.
(b)	Non-income producing security.
(c)	Represents less than 0.05% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $896,362 or 0.2% of net assets as of May 31, 2025.

Boston Partners Long/Short Research Fund
Schedule of Securities Sold Short
May 31, 2025 (Unaudited)

COMMON STOCKS - (22.7)%	Shares	Value
Communication Services - (1.3)%
Cable One, Inc.	(2,900)	$(424,357)
Dentsu Group, Inc.	(76,600)	(1,654,511)
Fuji Media Holdings, Inc.	(42,400)	(842,144)
Lumen Technologies, Inc.	(207,257)	(812,447)
Telia Co. AB	(349,821)	(1,352,767)
TELUS Corp.	(114,030)	(1,867,887)
		(6,954,113)

Consumer Discretionary - (5.6)%
Birkenstock Holding PLC	(12,264)	(659,558)
Canada Goose Holdings, Inc.	(53,874)	(650,259)
CarMax, Inc.	(15,460)	(996,552)
Carvana Co.	(1,964)	(642,542)
Choice Hotels International, Inc.	(12,655)	(1,603,135)
Cracker Barrel Old Country Store, Inc.	(19,501)	(1,120,137)
Dick's Sporting Goods, Inc.	(5,869)	(1,052,547)
DR Horton, Inc.	(15,233)	(1,798,408)
Fox Factory Holding Corp.	(31,597)	(810,463)
Hyatt Hotels Corp. - Class A	(10,002)	(1,320,564)
InterContinental Hotels Group PLC	(4,810)	(551,167)
LGI Homes, Inc.	(40,038)	(2,005,904)
Lowe's Cos., Inc.	(1,197)	(270,199)
Lululemon Athletica, Inc.	(4,794)	(1,518,116)
Mister Car Wash, Inc.	(290,917)	(2,059,692)
Moncler SpA	(9,634)	(603,098)
Nokian Renkaat Oyj	(207,936)	(1,550,040)
On Holding AG - Class A	(13,234)	(785,967)
QuantumScape Corp.	(260,522)	(1,042,088)
Rivian Automotive, Inc. - Class A	(83,893)	(1,218,965)
Service Corp International	(26,930)	(2,100,540)
Shake Shack, Inc., Class A - Class A	(7,262)	(942,535)
SJM Holdings Ltd.	(2,357,000)	(695,829)
United Parks & Resorts, Inc.	(28,158)	(1,261,197)
Wendy's Co. (The)	(76,153)	(868,144)
Wingstop, Inc.	(3,158)	(1,079,089)
		(29,206,735)

Consumer Staples - (2.5)%
Becle SAB de CV	(703,510)	(846,562)
Beiersdorf AG	(7,183)	(985,256)
Boston Beer Co., Inc. Class A, (The) - Class A	(2,732)	(627,950)
Brown-Forman Corp. - Class B	(43,104)	(1,437,087)
Church & Dwight Co., Inc.	(11,282)	(1,109,134)
Costco Wholesale Corp.	(880)	(915,358)
Coty, Inc. Class A - Class A	(201,397)	(992,887)
Dollar General Corp.	(9,283)	(902,772)
Hershey Co.	(9,691)	(1,557,247)
Hormel Foods Corp.	(31,089)	(953,811)
Kikkoman Corp.	(44,900)	(409,633)
Kraft Heinz Co., (The)	(43,586)	(1,165,054)
Lotus Bakeries NV	(88)	(911,277)
		(12,814,028)

Energy - (0.4)%
Comstock Resources, Inc.	(11,121)	(259,119)
Matador Resources Co.	(15,539)	(668,332)
Occidental Petroleum Corp.	(23,379)	(953,396)
PBF Energy, Inc. - Class A	(14,577)	(277,692)
		(2,158,539)

Financials - (2.8)%
Aozora Bank Ltd.	(138,300)	(2,014,226)
EQT AB	(71,134)	(2,084,337)
Hang Seng Bank Ltd.	(159,100)	(2,221,161)
Kinsale Capital Group, Inc.	(2,580)	(1,217,734)
Lemonade, Inc.	(14,881)	(498,514)
Swiss Re AG	(5,311)	(938,421)
T Rowe Price Group, Inc.	(16,987)	(1,589,813)
Texas Capital Bancshares, Inc.	(19,689)	(1,411,504)
Trupanion, Inc.	(8,076)	(381,106)
United Bankshares, Inc.	(26,285)	(949,940)
Zurich Insurance Group AG	(1,554)	(1,090,034)
		(14,396,790)

Health Care - (1.6)%
10X Genomics, Inc. - Class A	(67,690)	(645,086)
Align Technology, Inc.	(2,873)	(519,841)
Ambu AS - Class B	(21,027)	(324,791)
Anavex Life Sciences Corp.	(41,636)	(313,519)
ARS Pharmaceuticals, Inc.	(41,640)	(600,865)
Carl Zeiss Meditec AG	(9,672)	(625,605)
Dexcom, Inc.	(6,643)	(569,969)
Doximity, Inc. - Class A	(10,923)	(568,979)
Edwards Lifesciences Corp.	(9,205)	(720,015)
GRAIL, Inc.	(11,776)	(452,316)
Hinge Health, Inc. - Class A	(13,760)	(534,438)
Medpace Holdings, Inc.	(2,202)	(649,370)
Neogen Corp.	(35,596)	(208,593)
Oxford Nanopore Technologies PLC	(341,717)	(569,436)
PTC Therapeutics, Inc.	(14,379)	(697,669)
Recursion Pharmaceuticals, Inc. - Class A	(65,617)	(274,279)
		(8,274,771)

Industrials - (4.1)%
Alight, Inc. - Class A	(167,904)	(916,756)
American Airlines Group, Inc.	(76,310)	(870,697)
Bloom Energy Corp. - Class A	(46,850)	(865,320)
Caterpillar, Inc.	(2,024)	(704,413)
Fortune Brands Innovations, Inc.	(10,757)	(542,153)
GXO Logistics, Inc.	(21,431)	(881,671)
Hayward Holdings, Inc.	(132,696)	(1,851,109)
Husqvarna AB - Class B	(223,371)	(1,128,795)
ICF International, Inc.	(13,836)	(1,188,789)
Kornit Digital Ltd.	(46,659)	(1,017,166)
Kuehne + Nagel International AG	(3,910)	(879,815)
Mitsui OSK Lines Ltd.	(21,800)	(772,852)
Montrose Environmental Group, Inc.	(46,363)	(905,469)
nVent Electric PLC	(8,473)	(557,524)
Proto Labs, Inc.	(73,336)	(2,711,965)
Regal Rexnord Corp.	(6,171)	(823,458)
SiteOne Landscape Supply, Inc.	(8,894)	(1,038,908)
Spirax Group PLC	(12,747)	(983,586)
Tetra Tech, Inc.	(34,598)	(1,208,854)
Trex Co., Inc.	(24,367)	(1,361,384)
		(21,210,684)

Information Technology - (1.3)%
Amdocs Ltd.	(18,250)	(1,674,620)
Cognex Corp.	(72,120)	(2,161,436)
Konica Minolta, Inc.	(329,500)	(1,005,441)
Murata Manufacturing Co. Ltd.	(18,400)	(266,963)
Power Integrations, Inc.	(37,457)	(1,862,736)
		(6,971,196)

Materials - (1.1)%
Axalta Coating Systems Ltd.	(25,852)	(796,242)
Ganfeng Lithium Group Co., Ltd. - Class H (a)	(469,200)	(1,143,714)
Graphic Packaging Holding Co.	(50,207)	(1,115,600)
Greif, Inc., Class A - Class A	(30,945)	(1,720,542)
MP Materials Corp.	(17,294)	(376,836)
Siam Cement PCL - NVDR	(147,800)	(745,578)
		(5,898,512)

Real Estate - (1.2)%
Mid-America Apartment Communities, Inc.	(10,308)	(1,614,748)
Nomura Real Estate Master Fund, Inc.	(1,393)	(1,398,764)
Segro PLC	(148,919)	(1,400,462)
Unibail-Rodamco-Westfield	(20,008)	(1,897,559)
		(6,311,533)

Utilities - (0.8)%
Fortis, Inc.	(36,662)	(1,790,206)
Verbund AG - Class A	(30,133)	(2,354,396)
		(4,144,602)
TOTAL COMMON STOCKS (Proceeds $127,641,005)		(118,341,503)

PREFERRED STOCKS - (0.3)%	Shares	Value
Consumer Discretionary - (0.3)%
Dr Ing hc F Porsche AG, 0.00%(a)	(25,960)	(1,252,134)
TOTAL PREFERRED STOCKS (Proceeds $1,958,488)		(1,252,134)

TOTAL SECURITIES SOLD SHORT - (23.0)% (Proceeds $129,599,493)		$(119,593,637)

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of May 31, 2025, the value of these securities total $(2,395,848) or -0.5% of the Fund’s net assets.

Boston Partners Long/Short Research Fund
Schedule of Contracts for Difference
May 31, 2025 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Value/ Unrealized Appreciation (Depreciation)
Acer, Inc.	Goldman Sachs	Pay	EFFR + (3.75)%	Termination	12/10/2025		$(963,358)	$(339,929)
Acer, Inc.	J.P. Morgan Securities, Inc.	Pay	OBFR + (2.25)%	Termination	12/29/2027		(273,260)	6,897
Acushnet Holdings Corp.	Goldman Sachs	Pay	EFFR + (0.25)%	Termination	10/06/2027		(229,423)	(11,318)
Acushnet Holdings Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	08/25/2027		(1,790,276)	(45,901)
Amcor PLC	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	08/25/2027		(1,134,742)	120,967
Ascendis Pharma AS	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	08/25/2027		(589,155)	(64,774)
Avanza Bank Holding AB	Morgan Stanley	Pay	STIBOR INDEX + (0.55)%	Termination	08/29/2027	SEK	(11,605,819)	(366,280)
Bank of Hawaii Corp.	Goldman Sachs	Pay	EFFR + (0.25)%	Termination	03/04/2026		(930,741)	(25,444)
Bank of Hawaii Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/10/2025		(1,322,751)	261,456
Bank of Hawaii Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/12/2025		(103,756)	(10,355)
BlackLine, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/10/2025		(949,412)	241,622
BlackLine, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/12/2025		(436,981)	(89,662)
Cincinnati Financial Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	08/25/2027		(1,049,104)	(111,911)
Commonwealth Bank of Australia	Morgan Stanley	Pay	RBA + (0.55)%	Termination	12/04/2025	AUD	(250,905)	(22,574)
Commonwealth Bank of Australia	Morgan Stanley	Pay	RBA + (0.55)%	Termination	12/10/2025	AUD	(5,448,820)	(1,429,324)
Compal Electronics, Inc.	Goldman Sachs	Pay	EFFR + (0.50)%	Termination	12/10/2025		(787,066)	(187,707)
Corcept Therapeutics, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	08/25/2027		(588,603)	(318,100)
Credit Acceptance Corp.	Goldman Sachs	Pay	EFFR + (0.25)%	Termination	03/04/2026		(584,693)	9,252
Credit Acceptance Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/10/2025		(826,684)	60,080
Credit Acceptance Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/12/2025		(447,707)	17,526
Credit Acceptance Corp.	UBS AG	Pay	OBFR + (0.30)%	Termination	03/15/2028		(339,360)	(1,405)
Cullen/Frost Bankers, Inc.	Goldman Sachs	Pay	EFFR + (0.25)%	Termination	04/08/2026		(592,235)	(103,082)
Cullen/Frost Bankers, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/10/2025		(572,680)	88,605
Cullen/Frost Bankers, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/12/2025		(53,713)	(8,508)
CVB Financial Corp.	Goldman Sachs	Pay	EFFR + (0.25)%	Termination	10/08/2026		(867,713)	(92,651)
CVB Financial Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/10/2025		(11,794)	(2,411)
CVB Financial Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/12/2025		(40,481)	(4,558)
Dayforce, Inc.	Goldman Sachs	Pay	EFFR + (0.25)%	Termination	04/09/2028		(139,547)	(12,540)
Dayforce, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/10/2025		(613,605)	132,934
Dayforce, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/12/2025		(142,855)	(12,330)
Digital Realty Trust, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	08/25/2027		(1,459,807)	(43,877)
Ecopro BM Co. Ltd.	Morgan Stanley	Pay	EFFR + (21.13)%	Termination	12/04/2025		(294,839)	558,866
EcoPro Co., Ltd.	Goldman Sachs	Pay	EFFR + (12.25)%	Termination	10/25/2026		(135,066)	368,043
EcoPro Co., Ltd.	Goldman Sachs	Pay	EFFR + (12.25)%	Termination	11/01/2026		(186,686)	336,721
Entegris, Inc.	Goldman Sachs	Pay	EFFR + (0.25)%	Termination	04/09/2028		(482,005)	(13,358)
Entegris, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	08/25/2027		(647,256)	342,848
Erie Indemnity Co.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	08/25/2027		(338,792)	134,547
First Financial Bankshares, Inc.	Goldman Sachs	Pay	EFFR + (0.25)%	Termination	03/04/2026		(1,712,508)	(92,903)
First Financial Bankshares, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/10/2025		(557,355)	45,151
First Financial Bankshares, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/12/2025		(104,475)	(9,967)
Floor & Decor Holdings, Inc.	Goldman Sachs	Pay	EFFR + (0.25)%	Termination	04/15/2026		(194,352)	100,567
Floor & Decor Holdings, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/10/2025		(211,270)	27,010
Glacier Bancorp, Inc.	Goldman Sachs	Pay	EFFR + (0.25)%	Termination	03/04/2026		(1,689,778)	(175,350)
Glacier Bancorp, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/10/2025		(878,459)	364,104
Glacier Bancorp, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/12/2025		(118,231)	(6,915)
Infosys Ltd.	Morgan Stanley	Pay	EFFR + (0.58)%	Termination	08/25/2027		(1,674,535)	313,959
KakaoBank Corp.	Goldman Sachs	Pay	EFFR + (1.50)%	Termination	12/10/2025		(426,260)	145,312
KakaoBank Corp.	J.P. Morgan Securities, Inc.	Pay	OBFR + (2.00)%	Termination	10/14/2026		(46,806)	824
KB Home	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	08/25/2027		(1,343,298)	605,466
Kimberly-Clark Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	08/25/2027		(1,188,608)	(51,641)
Kinsale Capital Group, Inc.	Goldman Sachs	Pay	EFFR + (0.25)%	Termination	09/23/2026		(164,725)	(6,941)
Kinsale Capital Group, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/10/2025		(151,981)	(47,420)
Liberty Global Ltd.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	08/25/2027		(1,384,504)	891,247
Madrigal Pharmaceuticals, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	08/25/2027		(587,680)	(35,621)
Moelis & Co.	HSBC Bank	Pay	SOFR + (0.15)%	Termination	05/21/2028		(292,575)	21,170
Moelis & Co.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	08/25/2027		(1,694,339)	88,150
Myriad Genetics, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/10/2025		(111,471)	471,733
National Beverage Corp.	Goldman Sachs	Pay	EFFR + (0.25)%	Termination	12/17/2025		(114,613)	21,708
National Beverage Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/10/2025		(645,251)	106,423
Netmarble Corp.	Morgan Stanley	Pay	EFFR + (2.75)%	Termination	12/04/2025		(733,963)	116,382
Northrop Grumman Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	08/25/2027		(1,002,504)	45,841
Novanta, Inc.	Goldman Sachs	Pay	EFFR + (0.25)%	Termination	09/02/2026		(2,465,875)	371,741
Novanta, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/10/2025		(414,426)	146,152
Pan Jit International, Inc.	Goldman Sachs	Pay	EFFR + (2.75)%	Termination	12/10/2025		(1,548,299)	115,260
Pan Jit International, Inc.	J.P. Morgan Securities, Inc.	Pay	OBFR + (3.25)%	Termination	04/19/2028		(293,788)	(86,706)
POSCO Future M Co. Ltd.	J.P. Morgan Securities, Inc.	Pay	OBFR + (23.75)%	Termination	05/03/2028		(156,937)	11,075
Posco Future M Co., Ltd.	Bank of America	Pay	EFFR + (0.40)%	Termination	10/25/2026		(742,092)	1,299,907
Rhythm Pharmaceuticals, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	08/25/2027		(576,870)	(144,679)
RLI Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/10/2025		(1,026,983)	(123,343)
Sagax AB	Goldman Sachs	Pay	STIBOR INDEX + (0.40)%	Termination	01/16/2028	SEK	(11,522,845)	19,187
Sagax AB	Morgan Stanley	Pay	STIBOR INDEX + (0.55)%	Termination	08/29/2027	SEK	(5,298,919)	186,358
SDI Corp.	Goldman Sachs	Pay	EFFR + (7.50)%	Termination	12/10/2025		(343,527)	81,207
Shenzhen Goodix Technology Co. Ltd.	Bank of America	Pay	EFFR + (0.90)%	Termination	04/12/2028		(158,173)	(3,508)
Shenzhen Goodix Technology Co. Ltd.	Goldman Sachs	Pay	EFFR + (8.50)%	Termination	04/19/2028		(236,779)	(11,091)
Shenzhen Goodix Technology Co. Ltd.	Morgan Stanley	Pay	EFFR + (7.45)%	Termination	08/08/2026		(73,814)	(7,343)
Shenzhen Goodix Technology Co., Ltd.	Morgan Stanley	Pay	EFFR + (7.45)%	Termination	08/05/2026		(1,018,056)	(113,608)
SL Green Realty Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	08/25/2027		(2,166,570)	236,459
TG Therapeutics, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	08/25/2027		(580,649)	(161,064)
Toro Co.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	08/25/2027		(1,053,948)	233,740
Tractor Supply Co.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	08/25/2027		(980,342)	118,842
Treasury Wine Estates Ltd.	Goldman Sachs	Pay	RBA + (0.50)%	Termination	01/16/2028	AUD	(221,018)	39,878
Treasury Wine Estates Ltd.	Morgan Stanley	Pay	RBA + (0.55)%	Termination	08/29/2027	AUD	(807,362)	208,580
VAT Group AG	Morgan Stanley	Pay	SARON + 0.45%	Termination	12/10/2025	CHF	(909,332)	44,467
VAT Group AG	Morgan Stanley	Pay	SARON + 0.45%	Termination	12/12/2025	CHF	(1,040,353)	(35,297)
								$4,726,868

There are no upfront payments or receipts associated with Contracts for Difference in the Fund as of May 31, 2025.

Notional Amount is in USD unless otherwise indicated.

OBFR - Overnight Bank Funding Rate was 4.33% as of May 31, 2025.
EFFR - Effective Federal Funds Rate was 4.33% as of May 31, 2025. RBA – Reserve Bank of Australia Overnight Rate was 3.84% as of May 31, 2025.
SARON - Swiss Average Rate Overnight was 0.21% as of May 31, 2025.
SOFR - Secured Overnight Financing Rate was 4.35% as of May 31, 2025. STIBOR – Stockholm Interbank Offered Rate was 2.25% as of May 31, 2025.

Boston Partners Long/Short Research Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$454,633,220	$52,769,954	$–	$507,403,174
Convertible Notes	–	–	896,362	896,362
Warrants	–	–	0	0
Total Investments	$454,633,220	$52,769,954	$896,362	$508,299,536

Other Financial Instruments:
Contracts for Difference*	$9,158,264	$–	$–	$9,158,264
Total Other Financial Instruments	$9,158,264	$–	$–	$9,158,264

Liabilities:
Investments:
Common Stocks	$(84,939,848)	$(33,401,655)	$–	$(118,341,503)
Preferred Stocks	–	(1,252,134)	–	(1,252,134)
Total Investments	$(84,939,848)	$(34,653,789)	$–	$(119,593,637)

Other Financial Instruments:
Contracts for Difference*	$(4,431,396)	$–	$–	$(4,431,396)
Total Other Financial Instruments	$(4,431,396)	$–	$–	$(4,431,396)

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of May 31, 2025.

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.